Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks (Notes 4, 8 and 20)		₩ 22,668,598	₩ 19,181,165
Trading assets (Notes 4, 9 and 20)		28,464,296	26,695,953
Financial assets designated at fair value through profit or loss (Notes 4, 10 and 20)		3,579,057	3,416,102
Derivative assets (Notes 4 and 11)		3,400,178	3,002,859
Loans (Notes 4, 12 and 20)		275,565,766	259,010,575
Available-for-sale financial assets (Notes 4, 13 and 20)		42,116,937	37,662,691
Held-to-maturity financial assets (Notes 4, 13 and 20)		24,990,680	19,805,084
Property and equipment (Notes 14 and 20)		3,021,772	3,145,613
Intangible assets (Note 15)		4,271,969	4,226,512
Investments in associates (Note 16)		631,294	353,600
Current tax receivable		25,015	12,587
Deferred tax assets (Note 42)		592,283	641,061
Investment property (Note 17)		418,303	353,175
Other assets (Notes 4, 18 and 20)		16,551,958	18,168,408
Assets held for sale		7,550	4,939
Total assets		426,305,656	395,680,324
Liabilities
Deposits (Notes 4 and 21)		249,419,224	235,137,958
Trading liabilities (Notes 4 and 22)		1,848,490	1,976,760
Financial liabilities designated at fair value through profit or loss (Notes 4 and 23)		8,297,609	9,233,642
Derivative liabilities (Notes 4 and 11)		3,487,661	3,528,244
Borrowings (Notes 4 and 24)		27,586,610	25,294,241
Debt securities issued (Notes 4 and 25)		51,340,821	44,326,785
Liabilities for defined benefit obligations (Note 26)		7,144	130,879
Provisions (Note 27)		428,958	728,888
Current tax payable		348,830	272,728
Deferred tax liabilities (Note 42)		9,712	10,638
Liabilities under insurance contracts (Note 28)		24,515,288	22,377,434
Other liabilities (Notes 4 and 29)		25,312,773	20,917,147
Total liabilities		392,603,120	363,935,344
Equity (Note 30)
Capital stock		2,645,053	2,645,053
Hybrid bonds		423,921	498,316
Capital surplus		9,887,335	9,887,335
Capital adjustments		(398,035)	(458,461)
Accumulated other comprehensive income (loss)		(529,734)	(102,583)
Retained earnings	[1]	20,790,599	18,640,038
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.		32,819,139	31,109,698
Non-controlling interests	[2]	883,397	635,282
Total equity		33,702,536	31,744,980
Total liabilities and equity		₩ 426,305,656	₩ 395,680,324

[1]	Restriction on appropriation of retained earnings is as follows: 1) Legal reserve of ₩1,845,691 million and ₩1,992,716 million as of December 31, 2016 and 2017, respectively. 2) Regulatory reserve for loan loss of ₩9,144 million and ₩5,953 million as of December 31, 2016 and 2017, respectively. 3) Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to ₩5,658,334 million as of December 31, 2017.
[2]	The hybrid bonds of ₩496,393 million and ₩718,775 million and issued by Shinhan Bank and Jeju Bank were attributed to non-controlling interests as of December 31, 2016 and 2017, respectively. Dividends to those hybrid bonds of ₩45,691 million and ₩30,442 million were attributed to non-controlling interests as of December 31, 2016 and 2017, respectively.